SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of consolidation

The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”); include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries and variable interest entities. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Convenience Translation [Policy Text Block]
Convenience translation into United States dollars

The consolidated financial statements are presented in Renminbi. The translation of Renminbi amounts into United States dollar amounts has been made for the convenience of the reader and has been made at the exchange rate quoted by the middle rate by the State Administration of Foreign Exchange in China on September 30, 2013 of RMB6.1480 to US$1.00. Such translation amounts should not be construed as representations that the Renminbi amounts could be readily converted into United States dollar amounts at that rate or any other rate.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company’s consolidated financial statements include inventory valuation, account receivable valuation, useful lives of plant and equipment and acquired intangible assets, the valuation allowance for deferred income tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash accounts, interest bearing savings accounts, time certificates of deposit and debt securities with a maturities of three months or less when purchased.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost, determined by weighted-average method, or market. Work-in-progress and finished goods inventories consist of raw materials, direct labor and overhead associated with the manufacturing process.

Land Use Rights [Policy Text Block]
Land use rights, net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the term of the land use right agreements on a straight-line basis for the beneficial period.

Property, Plant and Equipment, Policy [Policy Text Block]
Plant and equipment, net

Plant and equipment are recorded at cost less accumulated depreciation and amortization. Maintenance and repairs are charged to expense as incurred. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Plant and building	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5-8 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of the useful lives or the lease term

The Company constructs certain of its facilities. In addition to costs under construction contracts, external costs directly related to the construction of such facilities, including duty and tariff, and equipment installation and shipping costs, are capitalized. Depreciation is recorded at the time assets are placed in service.

Lease, Policy [Policy Text Block]
Leases

Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. The Company has no capital leases for any of the periods presented.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill represents the excess of aggregate purchase price over the fair value of net assets acquired in a business combination. Goodwill is not amortized, but instead tested for impairment at least annually or more frequently if certain circumstances indicate a possible impairment may exist. The Company adopted FASB ASC 350-10 and performs its annual impairment review of goodwill on September 30 of each year. Management evaluates the recoverability of goodwill using a two-step impairment test approach at the reporting unit level, which is determined to be the enterprise level. In the first step, the fair value of the reporting unit is compared to its carrying value including goodwill. Second, if the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recognized for any excess of the carrying amount of the goodwill over the implied fair value of the goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a business combination.

The carrying amount of the goodwill at September 30, 2012 and 2013 represents the cost arising from the business combinations in previous years and no impairment on goodwill was recognized for any of the periods presented for the Company. The movement for goodwill is as follow:

	September 30,
	2011	2012	2013
	RMB	RMB	RMB

Balance at beginning of year	16,665	11,973	11,973
Additions	-	-	-
Written off	(4,692)	-	-

	11,973	11,973	11,973

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Acquired intangible assets, net

Acquired intangible assets primarily consist of purchased technology rights and distribution network and are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of these assets and recorded in operating expenses. Amortization is calculated on a straight-line basis over the following estimated useful lives for the main acquired intangible assets:

Technology rights for licensed seeds	3-20 years
Distribution network	6-14 years
Trademark	Indefinite

Trademarks, which have indefinite live, are not amortized, but are reviewed for impairment at least annually, at year end date, or earlier upon the occurrence of certain triggering events.

Valuation Of Long Lived Assets [Policy Text Block]
Valuation of long-lived asset

The Company reviews the carrying value of long-lived assets to be held and used, including other intangible assets subject to amortization, when events and circumstances warrants such a review. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flow from such asset is separately identifiable and is less than its carrying value. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair market value of the long-lived asset and intangible assets. Fair market value is determined primarily using the anticipated cash flows discounted at a rate commensurate with the risk involved. Losses on long-lived assets and intangible assets to be disposed are determined in a similar manner, except that fair market values are reduced for the cost to dispose.

Revenue Recognition, Policy [Policy Text Block]
Revenue recognition

The Company derives its revenues primarily from the sale of various branded conventional seeds and branded seeds with biotechnology traits.

Revenue is recognized when pervasive evidence of an arrangement exists, products have been delivered, the price is fixed or determinable, collectability is reasonably assured and the right of return has expired. The Company generally determines the final selling price after a period the goods are delivered to the customers. Accordingly, the Company defers revenues recognition until the selling price has been finalized with the customers.

The estimated amounts of revenues billed in excess of revenues recognized are recorded as deferred revenues.

Government Subsidies [Policy Text Block]
Government subsidies

A government subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received.

When the Company received the government subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The reclassification of short-term or long-term liabilities is depended on the management’s expectation of when the conditions attached to the grant can be fulfilled.

The Company received several financial supports from various levels of the government. In fiscal years 2012 and 2013, the Company received government subsidies of RMB14,000 and RMB nil respectively for plant and equipment projects; RMB10,900 and RMB nil respectively for land use right; and RMB3,640 and RMB16,105 for R&D and others. Government subsidies recognized as other income in the statement of income for the year ended September 30, 2011, 2012 and 2013, were RMB nil, RMB3,846 and RMB4,759, respectively.

Cost of Sales, Policy [Policy Text Block]
Cost of revenues

Cost of revenues consists of expenses directly related to sales, including the purchase prices and development costs for seeds and, during the fiscal years ended September 30, 2012 and 2013, agricultural chemical products, depreciation and amortization, impairment of inventory, shipping and handling costs, salary and compensation, supplies, license fees, and rent.

Research and Development Expense, Policy [Policy Text Block]
Research and development costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred.

Advertising Costs, Policy [Policy Text Block]
Advertising costs

Advertising costs are expensed when incurred and included in selling and marketing expenses. For the years ended September 30, 2011, 2012 and 2013, advertising costs were RMB7,034, RMB9,102 and RMB8,666, respectively.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and handling cost

The Company includes shipping and handling costs as either cost of goods sold or selling and administrative expenses depending on the nature of the expenses. Shipping and handling costs which relate to transportation of products to customers’ locations is charged to selling and marketing expenses and shipping and handling which relate to the transportation of goods to factories from suppliers and from one factory to another is charged to cost of revenues.

For the years ended September 30, 2011, 2012 and 2013, shipping and handling cost included in selling and marketing expenses were RMB10,503, RMB11,446, and RMB13,313, respectively.

Allowance For Doubtful Account [Policy Text Block]
Allowance for doubtful account

The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company records an allowance for doubtful accounts for this risk.

Income Tax, Policy [Policy Text Block]
Income taxes

Deferred income taxes are recognized for the future tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net of operating loss carry forwards and credits. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

The Company adopted FASB ASC 740-10. The Company’s policy on classification of all interest and penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign currency translation

The functional currency of the Company excluding Agritech and State Harvest is Renminbi. Monetary assets and liabilities denominated in currencies other than Renminbi are translated into Renminbi at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than Renminbi are converted into Renminbi at the applicable rates of exchange prevailing the transactions occurred. Transaction gains and losses are recognized in the consolidated statements of income and comprehensive income.

The functional currency of Agritech and State Harvest are maintained in United State dollars. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive (loss)/income. The Company has chosen Renminbi as its reporting currency.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Comprehensive income for the years has been disclosed within the consolidated statements of income and comprehensive income for presentational purpose of the disclosure of comprehensive income attributable to Agritech and the non-controlling interests respectively.

Earnings Per Share, Policy [Policy Text Block]
Income per share

Basic income per share is computed by dividing net income by the weighted average number of common shares outstanding during the years. Diluted income per share gives effect to all dilutive potential common shares outstanding during the years. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based compensation

The Company adopts FASB ASC 718-10. ASC 718-10 requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

Fair Value Measurement, Policy [Policy Text Block]
Fair value measurement

The Company adopted FASB ASC 820-10, and which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. ASC 820-10 does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

ASC 820-10 establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently issued accounting pronouncements

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): disclosures about Offsetting Assets and Liabilities, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. The Company believes that its adoption of ASU 2011-11 will not have any material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements, which makes certain technical corrections and “conforming fair value amendments” to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 220): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies that ordinary trade receivables and receivables are not in the scope of ASU 2011-11. ASU 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the Codification or subject to a master netting arrangement or similar agreement. The effective date is the same as the effective date of ASU 2011-11, i.e., effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. The Company believes that its adoption of ASU 2013-01 will not have any material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This ASU requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2013-02 will not have any material impact on its consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11, Income Tax (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Carry forward Exists. This ASU provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carry forward, a similar tax loss, or a tax credit carry forward exists. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carry forward, a similar tax loss, or a tax credit carry forward, except as follows. To the extent a net operating loss carry forward, a similar tax loss, or a tax credit carry forward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments in this Update are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company believes that its adoption of ASU 2013-11 will not have any material impact on its consolidated financial statements.